Explanation of transition to IFRS (Tables)	12 Months Ended
Dec. 31, 2018
Explanation of transition to Ifrs [Abstract]
Disclosure of detailed information about reconciliation of statement of Financial Position [Text Block]
(1)	Reconciliation of consolidated statement of financial position as of January 1, 2017

US GAAP		Effect of Transition to IFRS		IFRS
Items	Amount	Recognition Difference	Presentation Difference	Amount	Items	Note
Assets					Assets
Current assets:					Current assets:
Cash and cash equivalents	$184,452	$-	$-	$184,452	Cash and cash equivalents
Investments in marketable securities available-for-sale	10,157	-	(10,157)	-	–	A-1
–	-	-	5,140	5,140	Financial assets at amortized cost	A-1
–	-	-	5,017	5,017	Financial assets at fair value through profit or loss	A-1
Accounts receivable, less allowance for doubtful accounts, sales returns and discounts	190,998	-	1,536	192,534	Accounts receivable, net	B
Inventories	149,748	-	-	149,748	Inventories
Deferred tax assets	5,065	-	(5,065)	-	–	D
–	-	-	43	43	Income taxes receivable
Restricted cash, cash equivalents and marketable securities	138,200	-	-	138,200	Restricted deposit
Other receivables from related parties	7,150	-	-	7,150	Other receivable from related parties
Prepaid expenses and other current assets	17,195	-	(43)	17,152	Other current assets
Total current assets	702,965	-	(3,529)	699,436	Total current assets
Investment in non-marketable equity securities	12,242	-	(12,242)	-	–	A-2
–	-	-	10,562	10,562	Financial assets at fair value through profit or loss	A-2
–	-	-	1,680	1,680	Financial assets at fair value through other comprehensive income	A-2
Equity method investments	2,362	-	-	2,362	Equity method investments
Property, plant and equipment, net	48,172	-	(863)	47,309	Property, plant and equipment, net	C
Deferred tax assets	1,050	(55)	6,261	7,256	Deferred tax assets	D,F
Goodwill	28,138	-	-	28,138	Goodwill
Other intangible assets, net	3,170	-	611	3,781	Other intangible assets, net	C
Restricted marketable securities	124	-	-	124	Restricted deposit
Other assets	1,411	(90)	252	1,573	Other non-current assets	C,F
	96,669	(145)	6,261	102,785
Total assets	$799,634	$(145)	$2,732	$802,221	Total assets

US GAAP		Effect of Transition to IFRS		IFRS
Items	Amount	Recognition Difference	Presentation Difference	Amount	Items	Note
Liabilities, Redeemable noncontrolling interest and Equity					Liabilities and Equity
Current liabilities:					Current liabilities:
Short-term debt	$138,000	$-	$-	$138,000	Short-term borrowings
Accounts payable	142,269	-	-	142,269	Accounts payable
Accounts payable to related party	576	-	-	576	Accounts payable to related party
Income taxes payable	14,155	-	519	14,674	Income taxes payable	E
Deferred tax liabilities	25	-	(25)	-	–	D
Other accrued expenses and other current liabilities	29,721	-	1,536	31,257	Other current liabilities	B
Total current liabilities	324,746	-	2,030	326,776	Total current liabilities
–	-	4,524	-	4,524	Financial liability at amortized cost	A-3
Income taxes payable	519	-	(519)	-	–	E
Accrued pension liabilities	1,064	-	-	1,064	Net defined benefit liabilities
Deferred tax liabilities	60	-	1,221	1,281	Deferred tax liabilities	D
Other liabilities	1,438	-	-	1,438	Other non-current liabilities
Total liabilities	327,827	4,524	2,732	335,083	Total liabilities

Redeemable noncontrolling interest	3,656	(3,656)	-	-	–	A-3
Equity					Equity
Himax Technologies, Inc. stockholders’ equity:
Ordinary shares	107,010	-	-	107,010	Ordinary shares
Additional paid-in capital	106,350	(2,877)	-	103,473	Additional paid-in capital	G
Treasury shares	(9,020)	-	-	(9,020)	Treasury shares
Accumulated other comprehensive loss	(2,467)	913	-	(1,554)	Accumulated other comprehensive income	F
Unappropriated retained earnings	265,860	951	-	266,811	Retained earnings	A-3,F,G
Total Himax Technologies, Inc. stockholders’ equity	467,733	(1,013)	-	466,720	Equity attributable to owners of Himax Technologies, Inc.
Noncontrolling interests	418	-	-	418	Noncontrolling interests
Total equity	468,151	(1,013)	-	467,138	Total equity
Total liabilities, redeemable noncontrolling interest and equity	$799,634	$(145)	$2,732	$802,221	Total liabilities and equity

(2)	Reconciliation of consolidated statement of financial position as of December 31, 2017

US GAAP		Effect of Transition to IFRS		IFRS
Items	Amount	Recognition Difference	Presentation Difference	Amount	Items	Note
Assets					Assets
Current assets:					Current assets:
Cash and cash equivalents	$138,023	$-	$-	$138,023	Cash and cash equivalents
Investments in marketable securities available-for-sale	10,879	-	(10,879)	-	–	A-1
–	-	-	10,358	10,358	Financial assets at amortized cost	A-1
–	-	-	521	521	Financial assets at fair value through profit or loss	A-1
Accounts receivable, less allowance for doubtful accounts, sales returns and discounts	187,571	-	1,203	188,774	Accounts receivable, net	B
Inventories	135,200	-	-	135,200	Inventories
–	-	-	53	53	Income taxes receivable
Restricted cash, cash equivalents and marketable securities	147,000	-	-	147,000	Restricted deposit
Other receivables from related parties	3,250	-	-	3,250	Other receivable from related parties
Prepaid expenses and other current assets	39,495	-	(53)	39,442	Other current assets
Total current assets	661,418	-	1,203	662,621	Total current assets

Investment in non-marketable equity securities	3,122	-	(3,122)	-	–	A-2
–	-	-	1,600	1,600	Financial assets at fair value through profit or loss	A-2
–	-	-	1,522	1,522	Financial assets at fair value through other comprehensive income	A-2
Equity method investments	10,739	-	-	10,739	Equity method investments
Property, plant and equipment, net	86,673	-	(2,098)	84,575	Property, plant and equipment, net	C
Deferred tax assets	7,688	(54)	79	7,713	Deferred tax assets	D,F
Goodwill	28,138	-	-	28,138	Goodwill
Other intangible assets, net	2,179	-	720	2,899	Other intangible assets, net	C
Restricted marketable securities	470	-	-	470	Restricted deposit
Other assets	1,628	(90)	1,378	2,916	Other non-current assets	C,F
	140,637	(144)	79	140,572
Total assets	$802,055	$(144)	$1,282	$803,193	Total assets

US GAAP		Effect of Transition to IFRS		IFRS
Items	Amount	Recognition Difference	Presentation Difference	Amount	Items	Note
Liabilities, Redeemable noncontrolling interest and Equity					Liabilities and Equity
Current liabilities:					Current liabilities:
Short-term debt	$147,000	$-	$-	$147,000	Short-term borrowings
–	-	4,837	-	4,837	Financial liability at amortized cost	A-3
Accounts payable	139,933	-	-	139,933	Accounts payable
Income taxes payable	6,798	-	487	7,285	Income taxes payable	E
Other payable to related party	2,200	-	-	2,200	Other payable to related party
Other accrued expenses and other current liabilities	41,268	-	1,203	42,471	Other current liabilities	B
Total current liabilities	337,199	4,837	1,690	343,726	Total current liabilities
Income taxes payable	487	-	(487)	-	–	E
Accrued pension liabilities	1,152	-	-	1,152	Net defined benefit liabilities
Deferred tax liabilities	32	-	79	111	Deferred tax liabilities	D
Other liabilities	4,616	-	-	4,616	Other non-current liabilities
Total liabilities	343,486	4,837	1,282	349,605	Total liabilities

Redeemable noncontrolling interest	3,656	(3,656)	-	-	–	A-3
Equity					Equity
Himax Technologies, Inc. stockholders’ equity:
Ordinary shares	107,010	-	-	107,010	Ordinary shares
Additional paid-in capital	107,400	(2,973)	-	104,427	Additional paid-in capital	G
Treasury shares	(8,878)	-	-	(8,878)	Treasury shares
Accumulated other comprehensive loss	(1,430)	984	-	(446)	Accumulated other comprehensive income	F
Unappropriated retained earnings	252,546	664	-	253,210	Retained earnings	A-3,F,G
Total Himax Technologies, Inc. stockholders’ equity	456,648	(1,325)	-	455,323	Equity attributable to owners of Himax Technologies, Inc.
Noncontrolling interests	(1,735)	-	-	(1,735)	Noncontrolling interests
Total equity	454,913	(1,325)	-	453,588	Total equity
Total liabilities, redeemable noncontrolling interest and equity	$802,055	$(144)	$1,282	$803,193	Total liabilities and equity

Disclosure of detailed information about Consolidated Statement Of Profit Or loss [Text Block]
(3)	Reconciliation of consolidated statement of profit or loss for the year ended December 31, 2017

US GAAP		Effect of Transition to IFRS		IFRS
Items	Amount	Recognition Difference	Presentation Difference	Amount	Items	Note
Revenues	$685,167	$-	$-	$685,167	Revenues

Costs and expenses:					Costs and expenses:
Cost of revenues	518,142	-	-	518,142	Cost of revenues
Research and development	117,757	(95)	-	117,662	Research and development	F,G
General and administrative	20,614	(153)	-	20,461	General and administrative	F,G
Bad debt expense	155	-	-	155	Expected credit loss
Sales and marketing	20,349	39	-	20,388	Sales and marketing	F,G
Total costs and expenses	677,017	(209)	-	676,808	Total costs and expenses

Operating income	8,150	209	-	8,359	Operating income

Non operating income (loss):					Non operating income (loss):
Interest income	2,225	-	-	2,225	Interest income
Gain on sale of securities, net	23,226	-	-	23,226	Changes in fair value of financial assets at fair value through profit or loss
Equity in losses of equity method investees	(1,200)	-	-	(1,200)	Share of losses of associates
Foreign currency exchange losses, net	(1,517)	(142)	-	(1,659)	Foreign currency exchange losses, net	F
Interest expense	(565)	(313)	-	(878)	Finance costs	A-3
Other income, net	19	-	-	19	Other income
	22,188	(455)	-	21,733
Earnings before income taxes	30,338	(246)	-	30,092	Profit before income taxes
Income tax expense	4,520	34	-	4,554	Income tax expense	F
Net income	25,818	(280)	-	25,538	Profit for the period
Net loss attributable to noncontrolling interests	2,149	(7)	-	2,142	Loss attributable to noncontrolling interests	F
Net income attributable to Himax Technologies, Inc. stockholders	$27,967	$(287)	$-	$27,680	Profit attributable to Himax Technologies, Inc. stockholders

Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.08			$0.08	Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.08			$0.08	Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders
Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders	$0.16			$0.16	Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders
Diluted earnings per ADS attributable to Himax Technologies, Inc. stockholders	$0.16			$0.16	Diluted earnings per ADS attributable to Himax Technologies, Inc. stockholders

Disclosure of detailed information about reconciliation of statement of other comprehensive income [Text Block]
(4)	Reconciliation of consolidated statement of other comprehensive income for the year ended December 31, 2017

US GAAP		Effect of Transition to IFRS		IFRS
Items	Amount	Recognition Difference	Presentation Difference	Amount	Items	Note
Net income	$25,818	$(280)	$-	$25,538	Profit for the year

Other comprehensive income (loss):					Other comprehensive income:
				1,184	Items that may be reclassified subsequently to profit or loss:
Unrealized gains (losses) on securities, not subject to income tax:	322	-	-	322	Unrealized gains on financial assets at fair value through profit or loss and amortized cost
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period	510
Reclassification adjustment for realized gains included in net income	(188)
Foreign currency translation adjustments, net of income tax of nil	862	-	-	862	Foreign operations - foreign currency translation differences
Net unrecognized actuarial gain (loss), net of income tax	(150)	69	-	(81)	Items that will not be reclassified to profit or loss:
				(96)	Remeasurements of defined benefit pension plans
				15	Income tax related to items that will not be reclassified subsequently
Comprehensive income	26,852	(211)	-	26,641	Total comprehensive income for the year
Comprehensive loss attributable to noncontrolling interests	2,152	(5)	-	2,147	Total comprehensive income attributable to noncontrolling interests
Comprehensive income attributable to Himax Technologies, Inc. stockholders	$29,004	$(216)	$-	$28,788	Total comprehensive income attributable to Himax Technologies, Inc. stockholders